UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 –	Schedule of Investments

Schedule of Investments May 31, 2015 (Unaudited)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Asset-Backed Securities		Par (000)	Value

Asset-Backed Securities — 14.7%
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17	USD	658	$663,331
AMMC CLO IX, Ltd., Series 2011-9A, Class D, 4.78%, 1/15/22 (a)(b)		2,000	2,000,027
Apidos CDO, Series 2012-9AR, Class DR, 4.18%, 7/15/23 (a)(b)		1,400	1,400,000
Apidos CDO XI, Series 2012-11A, Class D, 4.52%, 1/17/23 (a)(b)		1,200	1,200,095
Apidos CLO XIX, Series 2014-19A, Class D, 4.02%, 10/17/26 (a)(b)		1,000	977,600
Ares CLO Ltd., Series 2014-32A, Class C, 4.47%, 11/15/25 (a)(b)		1,250	1,251,562
Ares XXIII CLO, Ltd., Series 2012-1AR (a)(b):
Class CR, 3.48%, 4/19/23		4,000	4,000,928
Class DR, 4.43%, 4/19/23		3,000	3,000,073
Atrium CDO Corp., Series 9A, Class D, 3.79%, 2/28/24 (a)(b)		1,500	1,483,319
Babson CLO Ltd. (a):
Series 2012-1X, Class B, 2.78%, 4/15/22		1,000	990,345
Series 2014-3A, Class C1, 3.28%, 1/15/26 (b)		2,000	2,002,000
Series 2014-3A, Class D1, 3.78%, 1/15/26 (b)		1,500	1,432,500
Battalion CLO VII Ltd., Series 2014-7A, Class C, 4.17%, 10/17/26 (a)(b)		2,000	1,984,696
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class C, 3.53%, 1/20/26 (a)(b)		1,000	958,298
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class C, 3.38%, 10/20/26 (a)(b)		1,500	1,479,375
Bowman Park CLO Ltd., Series 2014-1A, Class D2, 4.21%, 11/23/25 (a)(b)		3,000	3,002,868
Brookside Mill CLO Ltd., Series 2013-1A, Class C1, 2.97%, 4/17/25 (a)(b)		1,000	978,115
CarMax Auto Owner Trust, Series 2012-1:
Class B, 1.76%, 8/15/17		420	423,049
Class C, 2.20%, 10/16/17		250	252,595
Class D, 3.09%, 8/15/18		315	319,620
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		2,210	2,300,203
CIFC Funding 2014-IV Ltd., Series 2014-4A, Class D, 3.67%, 10/17/26 (a)(b)		2,000	1,923,097

Asset-Backed Securities		Par (000)	Value

Asset-Backed Securities (continued)
CIFC Funding 2014-V, Ltd., Series 2014-5A (a)(b):
Class C, 3.59%, 1/17/27	USD	555	$555,202
Class D2, 4.74%, 1/17/27		555	555,478
CIFC Funding 2015-1, Ltd., Series 2015-1A, Class C, 3.27%, 1/22/27 (a)(b)		1,000	996,089
CIFC Funding Ltd. (a)(b):
Series 2012-1AR, Class B1R, 4.43%, 8/14/24		1,500	1,500,392
Series 2013-IA, Class B, 3.09%, 4/16/25		1,000	995,137
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.33%, 1/25/37 (a)		739	699,526
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		4,005	4,071,295
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.08%, 10/15/26 (a)(b)		2,000	1,999,953
Ford Credit Floorplan Master Owner Trust, Series 2012-2:
Class B, 2.32%, 1/15/19		490	497,512
Class C, 2.86%, 1/15/19		210	214,874
Class D, 3.50%, 1/15/19		400	413,251
Galaxy CLO Ltd., Series 2014-18A, Class C1, 3.28%, 10/15/26 (a)(b)		1,625	1,628,266
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.88%, 4/15/25 (a)(b)		1,000	989,245
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 3.78%, 10/29/26 (a)(b)		1,000	984,500
Highbridge Loan Management 4-2015, Ltd., Series 5A-2015, Class C1, 3.48%, 1/29/26 (a)(b)		4,000	3,965,000
Limerock CLO III LLC, Series 2014-3A, Class C, 3.83%, 10/20/26 (a)(b)		4,500	4,443,750
Madison Park Funding IX Ltd., Series 2012-9AR, Class DR, 4.13%, 8/15/22 (a)(b)		1,200	1,200,000
Madison Park Funding XV, Ltd., Series 2014-15A, Class B1, 3.46%, 1/27/26 (a)(b)		1,800	1,812,763
Nelnet Student Loan Trust (a):
Series 2006-1, Class A5, 0.39%, 8/23/27		1,050	1,042,062
Series 2008-3, Class A4, 1.93%, 11/25/24		1,235	1,276,883
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.03%, 11/14/25 (a)(b)		2,250	2,216,428

BLACKROCK CORE BOND TRUST	MAY 31, 2015	1

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Asset-Backed Securities		Par (000)	Value

Asset-Backed Securities (continued)
Oaktree EIF II Series A1, Ltd., Series 2015-B1A, Class C, 3.46%, 2/15/26 (a)(b)	USD	1,000	$994,600
Oaktree EIF II Series A2, Ltd., Series 2014-A2, Class C, 3.47%, 11/15/25 (a)(b)		2,250	2,250,089
Octagon Investment Partners XX Ltd., Series 2014-1A (a)(b):
Class C, 3.08%, 8/12/26		750	743,163
Class D, 3.93%, 8/12/26		1,000	978,293
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 3.93%, 11/14/26 (a)(b)		2,000	1,955,143
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class C1, 3.53%, 11/22/25 (a)(b)		2,000	2,002,487
OneMain Financial Issuance Trust 2015-1, Series 2015-1A, Class D, 6.63%, 3/18/26 (b)		5,575	5,723,239
OneMain Financial Issuance Trust 2015-2, Series 2015-2A (b):
Class C, 4.32%, 7/18/25		5,000	4,999,085
Class D, 5.64%, 7/18/25		2,500	2,499,740
OZLM Funding III, Ltd., Series 2013-3A (a)(b):
Class B, 3.38%, 1/22/25		1,500	1,500,163
Class C, 4.18%, 1/22/25		500	501,351
OZLM VII Ltd., Series 2014-7A, Class C, 3.87%, 7/17/26 (a)(b)		470	457,935
OZLM VIII, Ltd., Series 2014-8A, Class C, 3.77%, 10/17/26 (a)(b)		1,750	1,705,145
Regatta V Funding Ltd., Series 2014-1A, Class C, 3.73%, 10/25/26 (a)(b)		2,000	1,930,003
Santander Drive Auto Receivables Trust:
Series 2011-1, Class D, 4.01%, 2/15/17		1,466	1,473,352
Series 2012-1, Class C, 3.78%, 11/15/17		312	313,919
Silver Spring CLO Ltd., Series 2014-1A, Class D, 3.72%, 10/15/26 (a)(b)		2,250	2,088,342
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.47%, 6/15/21 (a)		160	159,064
SLM Private Education Loan Trust, Series 2012-A, Class A1, 1.59%, 8/15/25 (a)(b)		269	270,866
SLM Student Loan Trust:
Series 2008-5, Class A3, 1.58%, 1/25/18 (a)		414	415,448

Asset-Backed Securities		Par (000)	Value

Asset-Backed Securities (continued)
SLM Student Loan Trust (concluded):
Series 2008-5, Class A4, 1.98%, 7/25/23 (a)	USD	1,245	$1,294,877
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		690	729,331
Series 2014-A, Class B, 3.50%, 11/15/44 (b)		500	494,842
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16		33	34,338
Sound Point CLO, Ltd., Series 2014-3A, Class D, 3.89%, 1/23/27 (a)(b)		1,500	1,446,000
Steele Creek CLO 2014-1 Ltd., Series 2014-1A, Class C, 3.48%, 8/21/26 (a)(b)		2,500	2,485,000
Stewart Park CLO, Ltd. 2015-1, Series 2015-1A, Class D, 3.72%, 4/15/26 (a)(b)		1,000	969,500
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		928	923,797
Symphony CLO VII, Ltd., Series 2011-7A, Class E, 3.88%, 7/28/21 (a)(b)		1,500	1,486,837
Symphony CLO, Ltd., Series 2012-10AR, Class DR, 4.12%, 7/23/23 (a)(b)		1,000	1,002,598
Venture CDO Ltd., 3.35%, 10/15/26 (a)(b)		1,550	1,549,959
Venture XIX CLO, Ltd., Series 2014-19A, Class C, 3.55%, 1/15/27 (a)(b)		555	555,000
Voyage CLO Ltd., Series 2014-3A, Class C, 3.88%, 7/25/26 (a)(b)		1,750	1,722,163
Voyage CLO, Ltd., Series 2012-2AR, Class CR, 3.22%, 10/15/22 (a)(b)		1,500	1,500,000
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		2,360	2,466,771

			117,703,742

Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)		4,360	306,548
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29		9,085	621,741

			928,289

Total Asset-Backed Securities — 14.8%			118,632,031

BLACKROCK CORE BOND TRUST	MAY 31, 2015	2

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Aerospace & Defense — 0.3%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21	USD	460	$492,200
United Technologies Corp., 6.13%, 7/15/38 (c)		1,450	1,805,309

			2,297,509

Airlines — 2.2%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 9/15/24 (b)		2,000	1,980,000
American Airlines Pass-Through Trust, Series 2013-2:
Class A, 4.95%, 7/15/24 (c)		4,315	4,638,109
Class B, 5.60%, 1/15/22 (b)		936	976,219
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 7/12/20		742	786,860
Series 2012-3, Class C, 6.13%, 4/29/18		1,000	1,052,500
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 2/15/27		3,908	4,122,523
Series 2014-2, Class B, 4.63%, 3/03/24		2,750	2,829,062
US Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		1,313	1,338,832

			17,724,105

Auto Components — 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		182	184,048
4.88%, 3/15/19		2,660	2,743,125
6.00%, 8/01/20		1,906	2,048,950
5.88%, 2/01/22		1,578	1,654,927

			6,631,050

Automobiles — 1.1%
Ford Motor Co., 4.75%, 1/15/43 (c)		4,255	4,329,633
General Motors Co., 6.25%, 10/02/43		2,506	2,899,209

Corporate Bonds		Par (000)	Value

Automobiles (concluded)
Jaguar Land Rover Automotive PLC, 4.13%, 12/15/18 (b)	USD	1,500	$1,539,375

			8,768,217

Banks — 5.0%
The Bank of New York Mellon Corp., Series E, 4.95% (a)(d)		2,000	2,000,000
Barclays Bank PLC, 7.63%, 11/21/22		3,500	4,068,750
Barclays PLC, 3.65%, 3/16/25		4,320	4,228,217
Capital One Financial Corp., Series E, 5.55% (a)(d)		3,500	3,504,375
CIT Group, Inc.:
5.50%, 2/15/19 (b)		796	840,775
5.38%, 5/15/20		3,300	3,502,125
Depfa ACS Bank, 5.13%, 3/16/37 (b)		7,925	9,702,633
HSBC Holdings PLC:
4.25%, 3/14/24 (c)		2,020	2,106,901
6.10%, 1/14/42		610	781,131
Rabobank Nederland (c):
3.88%, 2/08/22		2,780	2,960,544
3.95%, 11/09/22		3,000	3,071,478
Wells Fargo & Co., 3.50%, 3/08/22 (c)		2,780	2,918,594

			39,685,523

Building Products — 0.1%
Cemex SAB de CV, 5.88%, 3/25/19 (b)		400	413,000

Capital Markets — 2.1%
CDP Financial, Inc., 5.60%, 11/25/39 (b)(c)		5,890	7,518,438
Credit Suisse Group AG, 7.50% (a)(b)(d)		3,000	3,191,250
Morgan Stanley, 6.25%, 8/28/17 (c)		3,855	4,242,782
State Street Corp., Series F, 5.25% (a)(d)		2,000	2,022,500

			16,974,970

Chemicals — 0.8%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (b)		302	327,670
Axiall Corp., 4.88%, 5/15/23		304	299,440
The Dow Chemical Co., 4.13%, 11/15/21		700	750,851
Huntsman International LLC, 4.88%, 11/15/20		595	603,925
Methanex Corp., 3.25%, 12/15/19		4,148	4,202,314

BLACKROCK CORE BOND TRUST	MAY 31, 2015	3

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Chemicals (concluded)
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20	USD	322	$343,163

			6,527,363

Commercial Services & Supplies — 1.1%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		491	517,391
Aviation Capital Group Corp. (b):
4.63%, 1/31/18		1,300	1,355,887
7.13%, 10/15/20		1,800	2,107,906
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		325	312,000
Mobile Mini, Inc., 7.88%, 12/01/20		1,640	1,738,400
The ADT Corp., 4.88%, 7/15/42		1,078	857,010
United Rentals North America, Inc.:
7.38%, 5/15/20		770	829,675
7.63%, 4/15/22		907	990,898

			8,709,167

Communications Equipment — 1.1%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (e)		8,670	8,670,000

Construction & Engineering — 0.1%
ABB Finance USA, Inc., 4.38%, 5/08/42		386	410,450
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		192	198,240
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		400	410,000

			1,018,690

Construction Materials — 0.6%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		894	936,465
HD Supply, Inc., 7.50%, 7/15/20		3,088	3,338,900
Lafarge SA, 7.13%, 7/15/36		270	335,618

			4,610,983

Consumer Finance — 2.2%
Ally Financial, Inc.:
5.50%, 2/15/17		3,000	3,135,000
6.25%, 12/01/17		320	343,200
8.00%, 3/15/20		900	1,064,250
8.00%, 11/01/31		600	738,000
Corivas Campus Living USG LLC, 5.30%, 7/01/50		5,700	5,700,000
Discover Financial Services, 3.85%, 11/21/22		500	510,532
Ford Motor Credit Co. LLC:
6.63%, 8/15/17		280	309,144

Corporate Bonds		Par (000)	Value

Consumer Finance (concluded)
Ford Motor Credit Co. LLC (concluded):
8.13%, 1/15/20	USD	2,530	$3,131,905
4.25%, 9/20/22		1,600	1,702,949
SLM Corp., 6.25%, 1/25/16		1,312	1,344,800

			17,979,780

Containers & Packaging — 0.4%
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		182	191,100
Sealed Air Corp. (b):
6.50%, 12/01/20		1,100	1,226,500
8.38%, 9/15/21		450	506,250
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (b)		820	865,100

			2,788,950

Diversified Consumer Services — 0.2%
APX Group, Inc., 6.38%, 12/01/19		535	534,331
Service Corp. International, 4.50%, 11/15/20		1,240	1,274,100

			1,808,431

Diversified Financial Services — 7.0%
Aircastle Ltd., 6.25%, 12/01/19		1,413	1,556,066
Bank of America Corp. (c):
5.63%, 7/01/20		2,200	2,515,823
3.30%, 1/11/23		10,000	10,018,660
Series L, 3.95%, 4/21/25		2,475	2,452,579
FMR LLC, 4.95%, 2/01/33 (b)(c)		2,300	2,466,858
General Electric Capital Corp.:
6.75%, 3/15/32 (c)		2,500	3,368,928
6.15%, 8/07/37 (c)		2,150	2,800,351
6.88%, 1/10/39		135	189,084
General Motors Financial Co., Inc., 4.25%, 5/15/23		807	827,980
The Goldman Sachs Group, Inc., 3.75%, 5/22/25 (c)		8,965	9,044,018
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23		470	500,888
Intesa Sanpaolo SpA, 5.02%, 6/26/24 (b)		2,290	2,297,408
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		2,500	2,506,250
Moody's Corp., 4.50%, 9/01/22 (c)		1,800	1,941,876
Northern Trust Corp., 3.95%, 10/30/25 (c)		8,000	8,446,488
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		1,120	1,173,200
5.75%, 10/15/20		2,000	2,082,500

BLACKROCK CORE BOND TRUST	MAY 31, 2015	4

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc. (concluded):
6.88%, 2/15/21	USD	1,935	$2,041,425

			56,230,382

Diversified Telecommunication Services — 3.0%
AT&T, Inc., 4.75%, 5/15/46		2,710	2,580,627
CenturyLink, Inc., Series V, 5.63%, 4/01/20		800	835,000
Level 3 Financing, Inc., 8.63%, 7/15/20		1,230	1,326,863
Telecom Italia Capital SA, 6.00%, 9/30/34		1,550	1,542,250
Verizon Communications, Inc. (c):
3.50%, 11/01/21		1,000	1,039,061
6.40%, 2/15/38		6,879	8,230,441
6.55%, 9/15/43		6,751	8,200,332
Windstream Corp.:
7.88%, 11/01/17		200	215,500
7.75%, 10/15/20		100	101,625
6.38%, 8/01/23		20	16,800

			24,088,499

Electric Utilities — 5.6%
Berkshire Hathaway Energy Co., 6.50%, 9/15/37 (c)		5,515	6,995,893
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		242	295,769
5.95%, 12/15/36		434	499,956
CMS Energy Corp., 5.05%, 3/15/22 (c)		1,832	2,043,768
ComEd Financing III, 6.35%, 3/15/33		300	312,698
Duke Energy Carolinas LLC:
6.10%, 6/01/37		640	808,496
6.00%, 1/15/38 (c)		1,675	2,161,187
4.25%, 12/15/41 (c)		750	774,425
Duke Energy Florida, Inc., 6.40%, 6/15/38 (c)		770	1,020,345
E.ON International Finance BV, 6.65%, 4/30/38 (b)(c)		3,100	3,908,474
Electricite de France SA, 5.60%, 1/27/40 (b)(c)		2,800	3,239,015
Florida Power Corp., 6.35%, 9/15/37 (c)		2,775	3,712,498
Jersey Central Power & Light Co., 7.35%, 2/01/19		490	572,267
Ohio Power Co., Series D, 6.60%, 3/01/33 (c)		3,000	3,901,299
PacifiCorp, 6.25%, 10/15/37 (c)		1,225	1,596,086
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37 (c)		2,550	3,478,083

Corporate Bonds		Par (000)	Value

Electric Utilities (concluded)
Southern California Edison Co. (c):
5.63%, 2/01/36	USD	1,300	$1,613,170
Series A, 5.95%, 2/01/38		2,175	2,740,211
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37 (c)		3,920	4,947,232

			44,620,872

Energy Equipment & Services — 2.2%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		940	878,900
Ensco PLC, 4.70%, 3/15/21 (c)		3,490	3,609,508
Enterprise Products Operating LLC, 6.13%, 10/15/39 (c)		1,400	1,627,115
EOG Resources, Inc., 2.63%, 3/15/23 (c)		3,800	3,750,615
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		142	142,000
GrafTech International Ltd., 6.38%, 11/15/20		1,160	1,090,400
MEG Energy Corp., 6.50%, 3/15/21 (b)		560	543,200
Peabody Energy Corp.:
6.00%, 11/15/18		2,507	1,779,970
6.25%, 11/15/21 (c)		2,483	1,222,878
Seadrill Ltd., 6.13%, 9/15/17 (b)		3,180	2,838,150

			17,482,736

Food & Staples Retailing — 0.1%
Rite Aid Corp.:
6.75%, 6/15/21		363	382,057
6.13%, 4/01/23 (b)		195	202,800

			584,857

Food Products — 0.2%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		1,293	1,381,609
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)		338	354,055

			1,735,664

Health Care Equipment & Supplies — 0.1%
Teleflex, Inc., 6.88%, 6/01/19		770	796,473

Health Care Providers & Services — 2.4%
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		800	823,000
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	988	1,125,704
HCA Holdings, Inc., 7.75%, 5/15/21	USD	283	302,816
HCA, Inc.:
3.75%, 3/15/19		264	267,960
6.50%, 2/15/20		4,322	4,824,432
4.75%, 5/01/23		2,322	2,403,270

BLACKROCK CORE BOND TRUST	MAY 31, 2015	5

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Health Care Providers & Services (concluded)
Tenet Healthcare Corp.:
6.25%, 11/01/18	USD	1,609	$1,752,796
6.00%, 10/01/20		1,244	1,331,080
4.50%, 4/01/21		766	758,340
4.38%, 10/01/21		3,530	3,459,400
8.13%, 4/01/22		2,317	2,525,530

			19,574,328

Hotels, Restaurants & Leisure — 2.4%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20		2,120	2,146,500
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		1,724	1,780,030
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	3,178	5,112,776
Series A4, 5.66%, 6/30/27		1,199	1,869,041
Series M, 7.40%, 3/28/24		3,000	4,722,756
Series N, 6.46%, 3/30/32		2,390	3,232,795

			18,863,898

Household Durables — 0.5%
Beazer Homes USA, Inc.:
6.63%, 4/15/18	USD	580	599,575
7.50%, 9/15/21		166	166,830
Standard Pacific Corp., 10.75%, 9/15/16		2,100	2,325,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		371	372,855
Tri Pointe Holdings, Inc. (b):
4.38%, 6/15/19		430	423,550
5.88%, 6/15/24		290	285,287

			4,173,847

Household Products — 0.1%
Spectrum Brands, Inc.:
6.38%, 11/15/20		400	427,000
6.63%, 11/15/22		550	589,875

			1,016,875

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp. (b):
6.00%, 1/15/22		274	293,180
5.88%, 1/15/24		194	207,580
NRG REMA LLC, Series C, 9.68%, 7/02/26		1,537	1,667,645

			2,168,405

Industrial Conglomerates — 0.0%
Smiths Group PLC, 3.63%, 10/12/22 (b)		360	359,030

Corporate Bonds		Par (000)	Value

Insurance — 2.5%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)	USD	1,221	$1,254,578
AXA SA, 5.25%, 4/16/40 (a)	EUR	500	630,967
Five Corners Funding Trust, 4.42%, 11/15/23 (b)(c)	USD	2,050	2,160,386
Hartford Financial Services Group, Inc.:
6.00%, 1/15/19 (c)		690	778,592
5.13%, 4/15/22		1,860	2,088,196
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (b)(c)		2,000	2,408,508
Lincoln National Corp. (c):
6.25%, 2/15/20		1,260	1,471,732
3.35%, 3/09/25		1,045	1,039,641
Metlife, Inc., 5.25%, 12/31/49 (a)		2,000	2,002,500
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		680	719,100
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (a)	EUR	400	541,132
Prudential Financial, Inc. (c):
7.38%, 6/15/19	USD	550	659,291
5.38%, 6/21/20		500	569,341
4.50%, 11/15/20		850	939,196
5.90%, 3/17/36		500	577,826
5.70%, 12/14/36		1,625	1,866,041

			19,707,027

Internet Software & Services — 0.0%
Equinix, Inc., 4.88%, 4/01/20		173	178,623

IT Services — 0.6%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		420	444,675
First Data Corp. (b):
7.38%, 6/15/19		980	1,019,200
6.75%, 11/01/20		3,384	3,612,420

			5,076,295

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.20%, 10/01/22		500	489,834

Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (b)(c)		2,150	2,520,155

Media — 4.9%
21st Century Fox America, Inc., 7.63%, 11/30/28		385	516,378
AMC Networks, Inc.:
7.75%, 7/15/21		640	696,000
4.75%, 12/15/22		686	699,720
Cinemark USA, Inc., 5.13%, 12/15/22		350	357,000

BLACKROCK CORE BOND TRUST	MAY 31, 2015	6

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Media (concluded)
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	USD	4,980	$5,257,443
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22 (c)		2,600	3,710,840
Comcast Corp.:
3.38%, 8/15/25		4,500	4,562,379
6.45%, 3/15/37 (c)		790	1,000,304
Cox Communications, Inc. (b):
6.95%, 6/01/38		1,000	1,172,440
8.38%, 3/01/39 (c)		3,475	4,649,998
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41		520	590,300
5.15%, 3/15/42		1,400	1,370,725
Gray Television, Inc., 7.50%, 10/01/20		666	709,290
iHeartCommunications, Inc., 9.00%, 12/15/19		611	600,308
Inmarsat Finance PLC, 4.88%, 5/15/22 (b)		1,000	990,000
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		700	642,908
The Interpublic Group of Cos., Inc., 3.75%, 2/15/23		2,000	2,042,030
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		218	232,988
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		637	656,110
Sirius XM Radio, Inc., 4.25%, 5/15/20 (b)		893	891,884
TCI Communications, Inc., 7.88%, 2/15/26 (c)		610	845,650
Time Warner Inc.:		2,500	2,491,035
3.60%, 7/15/25		2,500	2,491,035
6.10%, 7/15/40		830	973,431
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)		505	520,781
Univision Communications, Inc., 5.13%, 5/15/23 (b)		2,306	2,311,765
Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (b)		711	744,772

			39,236,479

Metals & Mining — 2.8%
Alcoa, Inc., 5.40%, 4/15/21		2,900	3,153,750
ArcelorMittal:
4.50%, 8/05/15		347	348,735
6.13%, 6/01/18		770	825,825
Commercial Metals Co., 4.88%, 5/15/23		1,095	1,040,250

Corporate Bonds		Par (000)	Value

Metals & Mining (concluded)
Corp. Nacional del Cobre de Chile, 3.00%, 7/17/22 (b)	USD	3,131	$3,079,216
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43		900	784,660
Novelis, Inc., 8.75%, 12/15/20		8,225	8,762,175
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		1,200	1,281,012
Xstrata Canada Corp., 6.20%, 6/15/35		2,800	2,936,223

			22,211,846

Multiline Retail — 0.3%
Dufry Finance SCA, 5.50%, 10/15/20 (b)		2,520	2,629,749

Oil, Gas & Consumable Fuels — 5.2%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		800	861,000
Antero Resources Finance Corp., 5.38%, 11/01/21		306	309,825
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		198	191,565
Cenovus Energy, Inc., 6.75%, 11/15/39 (c)		1,500	1,780,726
Chesapeake Energy Corp., 5.75%, 3/15/23		717	708,037
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36 (c)		685	830,093
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22		110	114,813
Denbury Resources, Inc., 4.63%, 7/15/23		627	572,137
El Paso LLC, 7.80%, 8/01/31		90	105,609
El Paso Natural Gas Co., 8.38%, 6/15/32		550	678,792
Energy Transfer Partners LP, 7.50%, 7/01/38		1,000	1,212,303
KeySpan Gas East Corp., 5.82%, 4/01/41 (b)(c)		1,010	1,253,942
Kinder Morgan Energy Partners LP:
6.50%, 9/01/39		3,000	3,187,452
6.55%, 9/15/40		220	232,169
6.38%, 3/01/41		310	328,424
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		474	405,270
Marathon Petroleum Corp., 6.50%, 3/01/41		2,049	2,451,969

BLACKROCK CORE BOND TRUST	MAY 31, 2015	7

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22	USD	106	$117,840
4.50%, 7/15/23		35	34,563
MidAmerican Energy Co., 5.80%, 10/15/36 (c)		1,500	1,898,172
MidAmerican Energy Holdings Co., 5.95%, 5/15/37 (c)		1,750	2,121,205
Nexen, Inc.:
6.40%, 5/15/37		400	490,824
7.50%, 7/30/39 (c)		1,670	2,310,126
Pacific Drilling SA, 5.38%, 6/01/20 (b)		294	242,550
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		94	100,345
PDC Energy, Inc., 7.75%, 10/15/22		520	556,400
Pioneer Natural Resources Co., 3.95%, 7/15/22		700	719,868
Range Resources Corp.:
5.75%, 6/01/21		213	220,988
5.00%, 8/15/22		53	52,735
5.00%, 3/15/23		125	125,000
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23		498	500,739
Rosetta Resources, Inc., 5.63%, 5/01/21		596	631,820
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		3,578	3,694,285
6.25%, 3/15/22		796	837,790
5.63%, 4/15/23		937	953,397
SandRidge Energy, Inc.:
8.75%, 1/15/20		48	31,080
7.50%, 2/15/23		620	344,100
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		774	808,830
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		357	345,397
Western Gas Partners LP, 5.38%, 6/01/21		1,425	1,580,948
Whiting Petroleum Corp., 5.00%, 3/15/19		1,642	1,642,000
The Williams Cos., Inc., Series A, 7.50%, 1/15/31		5,000	5,782,675

			41,367,803

Paper & Forest Products — 0.3%
International Paper Co.:
7.50%, 8/15/21		150	188,896
4.75%, 2/15/22		840	925,313

Corporate Bonds		Par (000)	Value

Paper & Forest Products (concluded)
International Paper Co. (concluded):
6.00%, 11/15/41	USD	870	$978,364

			2,092,573

Pharmaceuticals — 1.8%
AbbVie, Inc., 3.60%, 5/14/25		870	875,563
Actavis Funding SCS, 4.55%, 3/15/35		2,140	2,121,547
Actavis, Inc., 3.25%, 10/01/22		4,000	3,951,844
Forest Laboratories, Inc. (b):
4.38%, 2/01/19		456	486,724
5.00%, 12/15/21		758	832,026
Grifols Worldwide Operations, Ltd., 5.25%, 4/01/22		200	204,000
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		1,040	1,116,700
Valeant Pharmaceuticals International, Inc. (b):
6.75%, 8/15/18		2,643	2,793,321
6.38%, 10/15/20		1,150	1,226,906
5.63%, 12/01/21		754	782,275

			14,390,906

Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc., 3.45%, 6/01/25		1,535	1,555,104
ERP Operating LP:
3.38%, 6/01/25		1,245	1,256,687
4.50%, 6/01/45		1,155	1,190,120
Felcor Lodging LP, 5.63%, 3/01/23		494	516,230
HCP, Inc. (c):
3.88%, 8/15/24		3,000	3,011,985
4.00%, 6/01/25		2,000	2,004,544
Simon Property Group LP, 4.75%, 3/15/42 (c)		1,670	1,802,309
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		550	603,833

			11,940,812

Real Estate Management & Development — 0.9%
Lennar Corp., 4.75%, 11/15/22		880	872,300
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)(c)		4,600	4,230,054
Realogy Corp., 7.63%, 1/15/20 (b)(c)		1,993	2,130,019

			7,232,373

Road & Rail — 0.7%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40 (c)		1,890	2,266,781

BLACKROCK CORE BOND TRUST	MAY 31, 2015	8

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Road & Rail (concluded)
The Hertz Corp.:
4.25%, 4/01/18	USD	473	$478,913
5.88%, 10/15/20		460	469,775
7.38%, 1/15/21		2,070	2,165,737

			5,381,206

Semiconductors & Semiconductor Equipment — 0.4%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		940	991,700
Seagate HDD Cayman, 4.88%, 6/01/27 (b)		2,500	2,525,207

			3,516,907

Software — 0.5%
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		2,170	2,188,988
Oracle Corp., 5.38%, 7/15/40 (c)		1,575	1,794,846

			3,983,834

Specialty Retail — 0.3%
The Home Depot, Inc., 5.88%, 12/16/36 (c)		1,660	2,049,791

Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp., 4.50%, 12/15/22		977	991,655
Springs Industries, Inc., 6.25%, 6/01/21		806	793,910
The William Carter Co., 5.25%, 8/15/21		657	679,995

			2,465,560

Tobacco — 1.2%
Altria Group, Inc.:
9.95%, 11/10/38		516	862,221
10.20%, 2/06/39		894	1,520,807
5.38%, 1/31/44 (c)		4,030	4,318,649
Lorillard Tobacco Co., 7.00%, 8/04/41		1,000	1,238,000
Reynolds American, Inc., 4.75%, 11/01/42		2,100	2,014,043

			9,953,720

Wireless Telecommunication Services — 2.4%
America Movil SAB de CV, 2.38%, 9/08/16 (c)		1,595	1,618,941
Crown Castle International Corp., 5.25%, 1/15/23		930	980,453
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		3,155	3,621,678
Digicel Group Ltd., 8.25%, 9/30/20 (b)		865	897,005
Digicel Ltd., 6.00%, 4/15/21 (b)		1,550	1,530,625
Rogers Communications, Inc., 7.50%, 8/15/38 (c)		2,325	3,178,635

Corporate Bonds		Par (000)	Value

Wireless Telecommunication Services (concluded)
SBA Tower Trust, 5.10%, 4/15/17 (b)	USD	720	$747,354
Softbank Corp., 4.50%, 4/15/20 (b)		550	565,125
Sprint Capital Corp., 8.75%, 3/15/32		350	357,000
Sprint Communications, Inc. (b):
9.00%, 11/15/18		1,060	1,215,025
7.00%, 3/01/20		1,760	1,942,600
Sprint Corp., 7.88%, 9/15/23		1,891	1,922,958
Vodafone Group PLC, 2.50%, 9/26/22		910	834,679

			19,412,078

Total Corporate Bonds — 69.0%			552,141,175

Foreign Agency Obligations

Brazilian Government International Bond, 5.00%, 1/27/45		5,724	5,309,010
Cyprus Government International Bond, 4.63%, 2/03/20 (b)	EUR	1,210	1,388,772
Iceland Government International Bond, 5.88%, 5/11/22	USD	3,555	4,123,537
Italian Government International Bond, 5.38%, 6/15/33		2,925	3,409,591
Portugal Government International Bond, 5.13%, 10/15/24 (b)		3,250	3,450,707
Slovenia Government International Bond, 5.85%, 5/10/23 (b)		864	1,006,992

Total Foreign Agency Obligations — 2.3%			18,688,609

Municipal Bonds

City of Detroit Michigan, GO, Financial Recovery (a):
Series B-1, 4.00%, 4/01/44		251	149,486
Series B-2, 4.00%, 4/01/44		80	48,686
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series EE, 5.50%, 6/15/43		930	1,095,484
Series GG, Build America Bonds, 5.72%, 6/15/42		1,390	1,772,653
Water & Sewer System, Series EE, 5.38%, 6/15/43		770	901,116
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		1,900	2,414,045

BLACKROCK CORE BOND TRUST	MAY 31, 2015	9

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Municipal Bonds		Par (000)	Value

Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40	USD	2,535	$3,248,501
Metropolitan Transportation Authority, RB, Build America Bonds, Series C, 7.34%, 11/15/39		1,295	1,912,417
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 7.06%, 4/01/57		2,000	2,282,280
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		1,100	1,334,784
5.60%, 3/15/40		1,900	2,344,144
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29		780	980,444
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39		280	422,080
7.63%, 3/01/40		1,720	2,592,659
State of Illinois, GO, Pension, 5.10%, 6/01/33		2,000	1,898,480
University of California, RB, Build America Bonds, 5.95%, 5/15/45		885	1,074,072

Total Municipal Bonds — 3.1%			24,471,331

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.2%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		1,178	1,001,614
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.47%, 4/01/18		9	9
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,934	1,836,242
Series 2006-OA21, Class A1, 0.37%, 3/20/47 (a)		1,316	1,035,797
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, 0.38%, 4/25/46 (a)		528	425,277

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(b)	USD	1,754	$1,768,256
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 3.54%, 6/19/35 (a)		989	981,616
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		216	208,974
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		369	332,568
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.36%, 12/25/36 (a)		862	744,990
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 8/25/36		140	117,022
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.70%, 5/25/36 (a)		986	799,395
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33		411	426,144
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.92%, 5/25/47 (a)		286	242,939

			9,920,843

Commercial Mortgage-Backed Securities — 15.2%
Banc of America Merrill Lynch Commercial Mortgage Trust:
Series 2006-6, Class A2, 5.31%, 10/10/45		147	147,619
Series 2007-1, Class A4, 5.45%, 1/15/49		909	961,507
Series 2007-2, Class A4, 5.61%, 4/10/49 (a)		1,500	1,578,740
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, 3.60%, 4/14/33 (a)(b)		6,690	6,792,979
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		739	740,088
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class B, 5.11%, 9/10/46 (a)		7,183	8,116,682
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		2,193	2,313,711

BLACKROCK CORE BOND TRUST	MAY 31, 2015	10

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
COMM 2015-3BP Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35 (b)	USD	7,570	$7,670,848
COMM 2015-CCRE22 Mortgage Trust, Series 2015-CR22, Class C, 4.13%, 3/10/48 (a)		5,000	5,052,565
COMM 2015-LC19 Mortgage Trust, Series 2015-LC19, Class C, 4.26%, 2/10/48 (a)		3,500	3,582,439
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.04%, 12/10/49 (a)		1,390	1,476,972
Commercial Mortgage Trust:
Series 2006-C7, Class AM, 5.78%, 6/10/46 (a)		3,500	3,643,083
Series 2013-CR11, Class B, 5.16%, 10/10/46 (a)		7,000	7,927,850
Series 2013-LC6, Class B, 3.74%, 1/10/46		1,390	1,444,512
Series 2013-LC6, Class D, 4.29%, 1/10/46 (a)(b)		1,670	1,601,550
Core Industrial Trust 2015-TEXW, Series 2015-TEXW, Class D, 3.85%, 2/10/34 (a)(b)		4,585	4,620,080
Credit Suisse Commercial Mortgage Trust:
Series 2006-C3, Class AM, 5.81%, 6/15/38 (a)		2,000	2,084,588
Series 2006-C5, Class AM, 5.34%, 12/15/39		3,500	3,684,390
Series 2010-RR2, Class 2A, 5.95%, 9/15/39 (a)(b)		1,160	1,229,500
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		735	734,628
CSAIL 2015-C1 Commercial Mortgage Trust, Series 2015-C1:
Class B, 4.04%, 4/15/50		1,110	1,164,998
Class C, 4.45%, 4/15/50		1,000	1,026,227
Class D, 3.80%, 4/15/50 (a)(b)		1,000	892,298
DBRR Trust, Series 2011-C32, Class A3A, 5.72%, 6/17/49 (a)(b)		730	766,728
GAHR Commercial Mortgage Trust 2015-NRF, Series 2015-NRF, Class DFX, 3.38%, 12/15/19 (a)(b)		6,170	6,106,912
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.82%, 7/10/38 (a)		2,231	2,298,014

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (b)	USD	2,505	$2,574,940
Hilton USA Trust, Series 2013- HLT, 4.41%, 11/05/30		5,900	5,994,990
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class D, 5.08%, 11/15/45 (a)(b)		1,600	1,623,461
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A2, 5.12%, 7/15/41		78	77,722
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.47%, 12/12/44 (a)		660	673,572
LB-UBS Commercial Mortgage Trust (a):
Series 2007-C6, Class A4, 5.86%, 7/15/40		9,590	10,031,423
Series 2007-C7, Class A3, 5.87%, 9/15/45		2,186	2,386,167
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (a)		8,000	8,440,888
Morgan Stanley Capital I Trust 2014-CPT, Series 2014-CPT, Class G, 3.45%, 7/13/29 (a)(b)		3,200	3,049,018
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, 1.83%, 8/15/45 (a)(b)		30,256	2,363,850
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (b)		915	936,259
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.95%, 2/15/51 (a)		4,406	4,648,133
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 8/15/45		1,395	1,497,295
Class C, 4.88%, 8/15/45 (a)		1,795	1,951,221

			121,544,597

Interest Only Collateralized Mortgage Obligations — 0.0%
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)		13	13

BLACKROCK CORE BOND TRUST	MAY 31, 2015	11

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities — 0.7%
WF-RBS Commercial Mortgage Trust, Class XA (a)(b):
Series 2012-C8, 2.19%, 8/15/45	USD	11,733	$1,133,008
Series 2012-C9, 2.20%, 11/15/45		20,665	2,187,238

			5,684,096

Total Non-Agency Mortgage-Backed Securities — 17.1%			137,149,549

Preferred Securities

Capital Trusts

Banks — 5.8%
Bank of America Corp., Series X, 6.25% (a)(d)		3,570	3,636,937
BNP Paribas SA, 7.20% (a)(b)(d)		2,000	2,395,400
Citigroup, Inc.:
Series D, 5.95% (a)(d)		2,100	2,071,125
Series M, 6.30% (a)(d)		4,000	4,015,000
Credit Agricole SA:
6.63% (a)(b)(d)		1,400	1,403,500
7.88% (a)(b)(d)		2,000	2,128,832
JPMorgan Chase & Co.:
Series 1, 7.90% (a)(d)		7,000	7,465,500
Series Q, 5.15% (a)(d)		3,000	2,930,625
Series U, 6.13% (a)(d)		500	515,000
Series V, 5.00% (a)(d)		6,000	5,917,500
Nordea Bank AB, 6.13% (a)(b)(d)		2,960	3,032,165
Societe Generale SA:
6.00% (a)(b)(d)		5,720	5,462,600
7.88% (a)(b)(d)		2,000	2,055,000
Wells Fargo & Co., Series S, 5.90% (a)(d)		3,390	3,491,700

			46,520,884

Capital Markets — 1.2%
The Bank of New York Mellon Corp., Series D, 4.50% (a)(c)(d)		8,400	8,001,000
Morgan Stanley, Series H, 5.45% (a)(d)		1,750	1,754,375
State Street Capital Trust IV, 1.27%, 6/01/77 (a)		140	119,525

			9,874,900

Consumer Finance — 0.3%
Capital One Financial Corp., 4.75%, 7/15/21 (c)		1,935	2,138,924

Capital Trusts		Par (000)	Value

Diversified Financial Services — 0.5%
General Electric Capital Corp., Series B, 6.25% (a)(d)	USD	1,800	$2,010,937
Macquarie Bank Ltd., 10.25%, 6/20/57 (a)		1,800	2,011,500

			4,022,437

Electric Utilities — 0.6%
Electricite de France SA, 5.25% (a)(b)(d)		4,200	4,364,220

Insurance — 3.8%
The Allstate Corp:
5.75%, 8/15/53 (a)		2,000	2,152,500
6.50%, 5/15/67 (a)		4,100	4,735,500
AXA SA, 6.46% (a)(b)(d)		2,050	2,129,437
Liberty Mutual Group, Inc., 7.00%, 3/07/67 (a)(b)		1,950	2,006,062
Lincoln National Corp., 6.05%, 4/20/67 (a)		1,425	1,307,438
Metlife Capital Trust IV, 7.88%, 12/15/67 (b)		1,285	1,667,287
MetLife, Inc., 6.40%, 12/15/36 (c)		7,000	8,001,000
Swiss Re Capital I LP, 6.85% (a)(b)(d)		2,120	2,191,550
Voya Financial, Inc., 5.65%, 5/15/53 (a)		4,500	4,668,750
XL Group PLC, Series E, 6.50% (a)(d)		1,625	1,399,938

			30,259,462

Total Capital Trusts — 12.2%			97,180,827

Preferred Stocks		Shares

Banks — 1.2%
US Bancorp, 6.00% (a)(d)		300,000	8,082,000
Wells Fargo & Co., 5.85% (a)(d)		75,000	1,939,500

			10,021,500

Capital Markets — 0.4%
The Goldman Sachs Group, Inc., Series J, 5.50% (a)(d)		92,000	2,287,120
SCE Trust III, 5.75% (a)(d)		25,314	691,579

			2,978,699

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (a)(d)		10,000	41,500

Total Preferred Stocks — 1.6%			13,041,699

BLACKROCK CORE BOND TRUST	MAY 31, 2015	12

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Trust Preferred		Par (000)	Value

Banks — 0.1%
Citigroup Capital XIII, 7.88%	USD	29,583	$764,009

Total Preferred Securities — 13.9%			110,986,535

U.S. Government Sponsored Agency Securities

Agency Obligations — 3.1%
Fannie Mae (c):
0.00%, 10/09/19 (f)		14,360	13,187,822
5.63%, 7/15/37		1,600	2,196,867
Federal Home Loan Bank (c):
5.25%, 12/09/22		1,375	1,657,962
5.37%, 9/09/24		2,175	2,677,521
Resolution Funding Corp. (f):
0.00%, 4/15/30		6,055	3,862,242
0.00%, 7/15/18 - 10/15/18		1,050	1,005,122

			24,587,536

Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities:
Series 2005-5, Class PK, 5.00%, 12/25/34		382	405,946
Series 1991-87, Class S, 26.19%, 8/25/21 (a)		8	11,197
Series G-49, Class S, 1,015.59%, 12/25/21 (a)		—(g)	175
Series G-17, Class S, 1,061.87%, 6/25/21 (a)		34	459
Series G-33, Class PV, 1,078.42%, 10/25/21		34	195
Series G-07, Class S, 1,123.73%, 3/25/21 (a)		—(g)	611
Series 1991-46, Class S, 2,476.69%, 5/25/21 (a)		22	1,201
Freddie Mac Mortgage-Backed Securities:
Series 0173, Class R, 9.00%, 11/15/21		2	2
Series 0173, Class RS, 9.48%, 11/15/21 (a)		—(g)	2
Series 1057, Class J, 1,008.00%, 3/15/21		17	163
Series 0019, Class R, 16,280.28%, 3/15/20 (a)		1	163

			420,114

U.S. Government Sponsored Agency Securities	Par (000)	Value

Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac Mortgage-Backed Securities (a):
Series 2013-K24, Class B, 3.50%, 11/25/45 (b)	3,500	3,562,226
Series K013, Class A2, 3.97%, 1/25/21	1,870	2,062,111
Series 2012-K706, Class C, 4.03%, 11/25/44 (b)	335	347,781

		5,972,118

Interest Only Collateralized Mortgage Obligations — 1.5%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	73	2,265
Series 2012-96, Class DI, 4.00%, 2/25/27	10,108	1,004,175
Series 2012-M9, Class X1, 4.03%, 12/25/17 (a)	22,955	1,801,656
Series 2012-47, Class NI, 4.50%, 4/25/42	8,168	1,422,969
Series 089, Class 2, 8.00%, 10/25/18	1	46
Series 007, Class 2, 8.50%, 4/25/17	—(g)	30
Series G92-05, Class H, 9.00%, 1/25/22	6	378
Series 094, Class 2, 9.50%, 8/25/21	—(g)	88
Series 1990-136, Class S, 19.89%, 11/25/20 (a)	2,519	3,459
Series 1991-139, Class PT, 648.35%, 10/25/21	45	345
Series 1991-099, Class L, 930.00%, 8/25/21	20	177
Series G-10, Class S, 1,087.12%, 5/25/21 (a)	100	2,159
Series G-12, Class S, 1,154.03%, 5/25/21 (a)	68	1,177
Freddie Mac Mortgage-Backed Securities:
Series K707, Class X1, 1.55%, 12/25/18 (a)	4,889	232,435
Series K710, Class X1, 1.78%, 5/25/19 (a)	16,903	1,011,089
Series 2611, Class QI, 5.50%, 9/15/32	1,198	102,037
Series 1254, Class Z, 8.50%, 4/15/22	28	6,769
Series 1043, Class H, 44.17%, 2/15/21 (a)	2,109	4,011

BLACKROCK CORE BOND TRUST	MAY 31, 2015	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
U.S. Government Sponsored Agency Securities		Par (000)	Value

Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 1054, Class I, 865.25%, 3/15/21 (a)	USD	16	$291
Series 0176, Class M, 1,010.00%, 7/15/21		7	138
Series 1056, Class KD, 1,084.50%, 3/15/21		11	123
Series 1148, Class E, 1,174.98%, 10/15/21 (a)		26	443
Series 0200, Class R, 197,127.04%, 12/15/22 (a)		—(g)	260
Ginnie Mae Mortgage-Backed Securities (a):
Series 2009-78, Class SD, 6.02%, 9/20/32		8,428	1,586,142
Series 2009-116, Class KS, 6.29%, 12/16/39		3,759	584,406
Series 2011-52, Class NS, 6.49%, 4/16/41		22,677	4,180,962

			11,948,030

Mortgage-Backed Securities — 6.7%
Fannie Mae Mortgage-Backed Securities:
3.00%, 8/01/43 (c)		13,084	13,292,245
4.00%, 12/01/41 - 12/01/43 (c)		9,019	9,688,613
4.50%, 7/01/41 - 4/01/42 (c)		20,459	22,295,052
5.00%, 8/01/34 (c)		3,452	3,852,569
5.50%, 7/01/16 - 6/01/38 (c)		1,946	2,219,904
6.00%, 3/01/16 - 12/01/38		1,587	1,813,078
Freddie Mac Mortgage-Backed Securities, 6.00%, 5/1/16 - 12/1/18		151	154,788
Ginnie Mae Mortgage-Backed Securities:
5.50%, 8/15/33		61	69,624
8.00%, 7/15/24		—(g)	280

			53,386,153

U.S. Government Sponsored Agency Securities		Par (000)	Value

Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities, 0.00%, 2/25/23 - 6/25/23 (f)	USD	22	$21,190

Total U.S. Government Sponsored Agency Securities — 12.1%			96,335,141

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.00%, 11/15/44 (c)		65,500	67,316,577
US Treasury Bond, 3.00%, 5/15/45 (c)		20,117	20,731,514

Total U.S. Treasury Obligations — 11.0%			88,048,091

Total Long-Term Investments (Cost — $1,101,545,614) — 143.3%			1,146,452,462

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (h)(i)		141,176	141,176

Total Short-Term Securities (Cost — $141,176) — 0.0%			141,176

Options Purchased

(Cost — $757,600) — 0.1%			763,726

Total Investments Before Options Written (Cost — $1,102,444,390*) — 143.4%			1,147,357,364

Options Written

(Premiums Received — $7,679,136) — (0.9)%			(7,090,988)

Total Investments, Net of Options Written (Cost — $1,094,765,254) — 142.5%			1,140,266,376
Liabilities in Excess of Other Assets — (42.5)%			(339,879,148)

Net Assets — 100.0%			$800,387,228

BLACKROCK CORE BOND TRUST	MAY 31, 2015	14

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

*	As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,102,863,501

Gross unrealized appreciation	$62,081,446
Gross unrealized depreciation	(17,605,029)

Net unrealized appreciation	$44,476,417

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Convertible security.
(f)	Zero-coupon bond.
(g)	Amount is less than $500.
(h)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at May 31, 2015	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	742,474	(601,298)	141,176	$1,469

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

ADS	American Depositary Shares	LIBOR	London Interbank Offered Rate
AUD	Australian Dollar	MBS	Mortgage-Backed Security
CAB	Capital Appreciation Bonds	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CLO	Collateralized Loan Obligation	NZD	New Zealand Dollar
CR	Custodian Receipt	Radian	Radian Guaranty, Inc.
EUR	Euro	RB	Revenue Bonds
FNMA	Federal National Mortgage Association	SEK	Swedish Krona
GBP	British Pound	USD	U.S. Dollar
GO	General Obligation Bonds	VA	Department of Veterans Affairs
JPY	Japanese Yen

BLACKROCK CORE BOND TRUST	MAY 31, 2015	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	As of May 31, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.28%	2/10/14	Open	$3,373,000	$3,385,461
UBS Securities LLC	0.32%	2/10/14	Open	1,348,000	1,353,692
UBS Securities LLC	0.32%	2/10/14	Open	1,355,000	1,360,721
UBS Securities LLC	0.32%	2/10/14	Open	1,416,000	1,421,979
UBS Securities LLC	0.32%	2/10/14	Open	2,369,000	2,379,002
UBS Securities LLC	0.33%	2/10/14	Open	1,073,000	1,077,672
UBS Securities LLC	0.34%	2/10/14	Open	1,410,000	1,416,325
UBS Securities LLC	0.34%	2/10/14	Open	827,000	830,710
UBS Securities LLC	0.34%	2/10/14	Open	1,233,000	1,238,531
UBS Securities LLC	0.34%	2/10/14	Open	3,805,000	3,828,365
UBS Securities LLC	0.40%	2/10/14	Open	496,000	498,618
UBS Securities LLC	0.34%	5/13/14	Open	1,172,000	1,176,239
UBS Securities LLC	0.34%	5/13/14	Open	633,000	635,290
Barclays Capital, Inc.	0.35%	5/14/14	Open	534,000	535,983
Barclays Capital, Inc.	0.35%	5/14/14	Open	556,000	558,065
Barclays Capital, Inc.	0.35%	5/14/14	Open	354,000	355,315
Barclays Capital, Inc.	0.35%	5/14/14	Open	272,000	273,010
Barclays Capital, Inc.	0.35%	5/14/14	Open	979,000	982,636
Barclays Capital, Inc.	0.35%	5/14/14	Open	468,000	469,738
Barclays Capital, Inc.	0.35%	5/14/14	Open	294,000	295,092
Barclays Capital, Inc.	0.35%	5/14/14	Open	738,000	740,741
Barclays Capital, Inc.	0.35%	6/26/14	Open	2,981,250	2,991,105
BNP Paribas Securities Corp.	0.39%	7/7/14	Open	1,823,000	1,829,478
BNP Paribas Securities Corp.	0.39%	7/7/14	Open	968,000	971,440
BNP Paribas Securities Corp.	0.39%	7/7/14	Open	963,000	966,422
BNP Paribas Securities Corp.	0.39%	7/7/14	Open	1,884,000	1,890,694
BNP Paribas Securities Corp.	0.39%	7/7/14	Open	490,000	491,741
BNP Paribas Securities Corp.	0.39%	7/7/14	Open	1,203,000	1,207,275
BNP Paribas Securities Corp.	0.39%	7/7/14	Open	834,000	836,963
Bank of America Securities LLC	0.14%	10/28/14	Open	1,306,000	1,307,092
Bank of America Securities LLC	0.14%	10/28/14	Open	820,000	820,686
BNP Paribas Securities Corp.	0.14%	10/28/14	Open	847,000	847,708
BNP Paribas Securities Corp.	0.34%	10/28/14	Open	3,986,000	3,994,094
BNP Paribas Securities Corp.	0.35%	10/28/14	Open	4,751,000	4,760,931
BNP Paribas Securities Corp.	0.36%	10/28/14	Open	1,509,000	1,512,244
BNP Paribas Securities Corp.	0.36%	10/28/14	Open	2,407,000	2,412,175
BNP Paribas Securities Corp.	0.36%	10/28/14	Open	967,000	969,079
BNP Paribas Securities Corp.	0.39%	10/31/14	Open	2,147,000	2,151,954
BNP Paribas Securities Corp.	0.39%	10/31/14	Open	821,000	822,894
BNP Paribas Securities Corp.	0.39%	10/31/14	Open	1,904,000	1,908,393
Barclays Capital, Inc.	0.35%	11/10/14	Open	1,076,000	1,078,124
Barclays Capital, Inc.	0.35%	11/10/14	Open	1,032,000	1,034,037
Barclays Capital, Inc.	0.35%	11/10/14	Open	4,796,000	4,805,465
BNP Paribas Securities Corp.	0.14%	11/10/14	Open	854,000	854,674
BNP Paribas Securities Corp.	0.14%	11/10/14	Open	1,353,000	1,354,068
BNP Paribas Securities Corp.	0.14%	11/10/14	Open	6,547,000	6,552,168
BNP Paribas Securities Corp.	0.14%	11/10/14	Open	1,358,000	1,359,072
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	2,679,000	2,684,287

BLACKROCK CORE BOND TRUST	MAY 31, 2015	16

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	As of May 31, 2015, reverse repurchase agreements outstanding were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	$1,564,000	$1,567,087
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	4,083,000	4,091,058
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	2,131,000	2,135,206
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	1,754,000	1,757,462
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	4,769,000	4,778,412
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	1,211,000	1,213,390
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	1,147,000	1,149,264
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	2,914,000	2,919,751
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	1,009,000	1,010,991
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	488,000	488,963
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	2,818,000	2,823,562
HSBC Securities (USA), Inc.	0.40%	11/10/14	Open	4,289,500	4,299,175
HSBC Securities (USA), Inc.	0.40%	11/10/14	Open	7,682,500	7,699,828
HSBC Securities (USA), Inc.	0.40%	11/10/14	Open	4,169,900	4,179,305
HSBC Securities (USA), Inc.	0.40%	11/10/14	Open	4,358,094	4,367,924
HSBC Securities (USA), Inc.	0.40%	11/10/14	Open	7,707,000	7,724,384
UBS Securities LLC	0.34%	11/10/14	Open	176,000	176,337
UBS Securities LLC	0.34%	11/10/14	Open	1,206,000	1,208,312
UBS Securities LLC	0.34%	11/10/14	Open	1,409,000	1,411,701
UBS Securities LLC	0.34%	11/10/14	Open	1,550,000	1,552,972
UBS Securities LLC	0.34%	11/10/14	Open	1,447,000	1,449,774
UBS Securities LLC	0.34%	11/10/14	Open	3,614,000	3,620,929
UBS Securities LLC	0.34%	11/10/14	Open	4,265,000	4,273,177
UBS Securities LLC	0.34%	11/10/14	Open	1,369,000	1,371,625
UBS Securities LLC	0.34%	11/10/14	Open	1,360,000	1,362,607
UBS Securities LLC	0.34%	11/10/14	Open	942,000	943,806
UBS Securities LLC	0.34%	11/10/14	Open	1,212,000	1,214,324
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	1,600,000	1,602,862
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	1,817,000	1,820,250
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	1,736,000	1,739,106
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	1,961,000	1,964,508
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	1,900,000	1,903,399
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	1,701,000	1,704,043
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	2,080,000	2,083,721
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	1,637,000	1,640,661
Barclays Capital, Inc.	(1.75%)	3/4/15	Open	1,654,000	1,646,925
Deutsche Bank Securities, Inc.	0.16%	3/5/15	Open	6,384,775	6,387,244
RBC Capital Markets, LLC	0.39%	3/31/15	Open	3,262,500	3,264,691
RBC Capital Markets, LLC	0.39%	4/23/15	Open	1,408,050	1,408,645
RBC Capital Markets, LLC	0.39%	4/23/15	Open	2,137,125	2,138,028
BNP Paribas Securities Corp.	0.40%	4/30/15	Open	1,749,325	1,749,947
RBC Capital Markets, LLC	0.39%	5/5/15	Open	1,875,000	1,875,548
RBC Capital Markets, LLC	0.39%	5/5/15	Open	1,598,625	1,599,093
BNP Paribas Securities Corp.	0.16%	5/7/15	Open	67,112,500	67,119,659
Credit Suisse Securities (USA) LLC	0.40%	5/7/15	Open	966,625	966,894
Credit Suisse Securities (USA) LLC	0.40%	5/7/15	Open	1,177,913	1,178,240
Credit Suisse Securities (USA) LLC	0.40%	5/7/15	Open	1,503,125	1,503,543
Credit Suisse Securities (USA) LLC	0.40%	5/7/15	Open	1,521,231	1,521,654
HSBC Securities (USA), Inc.	0.25%	5/12/15	6/11/15	39,711,000	39,716,240
HSBC Securities (USA), Inc.	0.40%	5/14/15	Open	2,301,750	2,302,210

BLACKROCK CORE BOND TRUST	MAY 31, 2015	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	As of May 31, 2015, reverse repurchase agreements outstanding were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
HSBC Securities (USA), Inc.	0.40%	5/14/15	Open	$2,895,000	$2,895,579
HSBC Securities (USA), Inc.	0.40%	5/14/15	Open	752,963	753,113
HSBC Securities (USA), Inc.	0.40%	5/14/15	Open	4,448,000	4,448,890
HSBC Securities (USA), Inc.	0.40%	5/14/15	Open	3,776,250	3,777,005
Credit Suisse Securities (USA) LLC	0.12%	5/15/15	Open	20,150,000	20,151,142
RBC Capital Markets, LLC	0.39%	5/15/15	Open	1,827,000	1,827,336
RBC Capital Markets, LLC	0.39%	5/15/15	Open	2,191,875	2,192,279
Morgan Stanley & Co. LLC	0.30%	5/19/15	7/20/15	9,984,000	9,984,998
RBC Capital Markets, LLC	0.39%	5/21/15	Open	2,041,425	2,041,668
RBC Capital Markets, LLC	0.39%	5/21/15	Open	1,932,760	1,932,990
RBC Capital Markets, LLC	0.39%	5/21/15	Open	1,995,000	1,995,238
RBC Capital Markets, LLC	0.39%	5/21/15	Open	2,295,000	2,295,273
RBC Capital Markets, LLC	0.39%	5/21/15	Open	1,984,650	1,984,887
RBC Capital Markets, LLC	0.39%	5/22/15	Open	1,827,000	1,827,198
RBC Capital Markets, LLC	0.39%	5/22/15	Open	1,653,750	1,653,929
RBC Capital Markets, LLC	0.39%	5/22/15	Open	2,097,900	2,098,127
RBC Capital Markets, LLC	0.39%	5/22/15	Open	1,540,000	1,540,167
BNP Paribas Securities Corp.	0.42%	5/29/15	Open	2,879,000	2,879,101
Total				$362,723,360	$363,134,805

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of May 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
250	90 Day Euro Future	ICE Futures Europe	June 2015	USD	47,485,476	$5,575
(135)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	USD	17,237,813	(61,334)
(440)	2-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	USD	96,298,125	(98,264)
62	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	USD	7,423,047	37,128
(250)	90 Day Euro Future	ICE Futures Europe	September 2015	USD	47,466,371	(20,522)
(5)	Long U.S. Treasury Bond	Chicago Board of Trade	September 2015	USD	778,125	(9,866)
430	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	September 2015	USD	68,920,937	573,658
(110)	90-Day Euro-Dollar	Chicago Mercantile	March 2016	USD	27,295,125	(84,052)
100	90 Day Euro Future	Chicago Mercantile	December 2016	USD	24,660,000	93,414
(100)	90 Day Euro Future	Chicago Mercantile	December 2017	USD	24,518,750	(113,253)
Total						$322,484

•	As of May 31, 2015, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,480,000	CAD	2,387,372	HSBC Bank PLC	6/10/15	$(24,128)
AUD	2,618,000	MXN	32,349,579	BNP Paribas S.A.	6/10/15	(98,772)
AUD	2,512,000	NZD	2,680,133	JPMorgan Chase Bank N.A.	6/10/15	19,586
CAD	2,406,223	AUD	2,480,000	Goldman Sachs International	6/10/15	39,283
CAD	2,471,675	USD	2,025,000	BNP Paribas S.A.	6/10/15	(37,830)
EUR	1,891,000	GBP	1,381,417	BNP Paribas S.A.	6/10/15	(34,135)

BLACKROCK CORE BOND TRUST	MAY 31, 2015	18

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	As of May 31, 2015, forward foreign currency contracts outstanding were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,730,000	GBP	1,230,860	Citibank N.A.	6/10/15	$19,118
GBP	1,355,471	EUR	1,891,000	Deutsche Bank AG	6/10/15	(5,519)
GBP	1,248,799	EUR	1,730,000	UBS AG	6/10/15	8,298
GBP	1,314,000	NOK	15,153,822	Goldman Sachs International	6/10/15	58,665
GBP	1,301,000	SEK	16,834,504	Bank of America N.A.	6/10/15	13,666
GBP	1,200,000	SEK	15,473,226	Goldman Sachs International	6/10/15	18,982
JPY	239,937,592	EUR	1,780,000	UBS AG	6/10/15	(21,864)
MXN	31,538,601	AUD	2,618,000	Deutsche Bank AG	6/10/15	46,139
MXN	30,727,136	CAD	2,420,000	Goldman Sachs International	6/10/15	48,577
NOK	15,397,568	GBP	1,314,000	BNP Paribas S.A.	6/10/15	(27,307)
NZD	2,608,421	AUD	2,512,000	Bank of America N.A.	6/10/15	(70,428)
NZD	2,698,654	AUD	2,520,000	Barclays Bank PLC	6/10/15	(12,569)
NZD	2,700,000	CAD	2,413,808	Bank of America N.A.	6/10/15	(26,428)
NZD	2,652,000	USD	2,011,659	BNP Paribas S.A.	6/10/15	(131,471)
NZD	2,652,000	USD	1,982,891	BNP Paribas S.A.	6/10/15	(102,703)
NZD	2,670,000	USD	1,953,826	HSBC Bank PLC	6/10/15	(60,876)
SEK	16,273,861	GBP	1,250,000	JPMorgan Chase Bank N.A.	6/10/15	(1,485)
USD	1,974,469	AUD	2,520,000	Citibank N.A.	6/10/15	48,636
USD	2,025,000	CAD	2,434,983	Goldman Sachs International	6/10/15	67,330
USD	2,050,167	NZD	2,708,000	Bank of America N.A.	6/10/15	130,277
USD	1,966,946	NZD	2,670,000	Bank of America N.A.	6/10/15	73,997
USD	1,988,819	NZD	2,596,000	UBS AG	6/10/15	148,333
USD	2,000,000	SEK	17,059,672	Bank of America N.A.	7/08/15	(2,175)
EUR	26,000	USD	29,002	State Street Bank and Trust Co.	7/21/15	(428)
USD	2,860,188	EUR	2,657,500	UBS AG	7/21/15	(60,492)
USD	15,885,756	GBP	10,744,000	Barclays Bank PLC	7/21/15	(529,551)
Total						$(507,274)

•	As of May 31, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Citibank N.A.	Call	1.75%	Pay	3-Month LIBOR	2/12/16	USD	6,000	$57,158
5-Year Interest Rate Swap	Citibank N.A.	Call	1.75%	Pay	3-Month LIBOR	3/23/16	USD	1,800	17,446
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.25%	Pay	3-Month LIBOR	2/13/17	USD	3,000	81,622
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.25%	Pay	3-Month LIBOR	2/17/17	USD	3,000	81,641
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	4.00%	Receive	3-Month LIBOR	2/03/22	USD	5,000	175,225
10-Year Interest Rate Swap	Bank of America N.A.	Put	4.00%	Receive	3-Month LIBOR	2/04/22	USD	5,000	175,216
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	4.00%	Receive	3-Month LIBOR	2/11/22	USD	5,000	175,418
Total									$763,726

•	As of May 31, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Citibank N.A.	Call	2.00%	Pay	3-Month LIBOR	8/20/15	USD	4,800	$(30,403)
10-Year Interest Rate Swap	Citibank N.A.	Call	2.00%	Pay	3-Month LIBOR	8/20/15	USD	4,800	(30,403)

BLACKROCK CORE BOND TRUST	MAY 31, 2015	19

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	As of May 31, 2015, OTC interest rate swaptions written were as follows (continued):

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.45%	Pay	3-Month LIBOR	10/30/15	USD	36,500	$(141,314)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.79%	Pay	3-month LIBOR	11/17/15	USD	27,000	(1,347,355)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.40%	Pay	3-Month LIBOR	12/21/15	USD	5,000	(131,294)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	1.60%	Pay	3-Month LIBOR	1/20/16	USD	6,400	(29,790)
10-Year Interest Rate Swap	BNP Paribas SA	Call	1.55%	Pay	3-Month LIBOR	1/21/16	USD	27,700	(113,477)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	0.44%	Pay	3-Month LIBOR	1/22/16	EUR	6,680	(43,150)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	0.48%	Pay	3-Month LIBOR	1/22/16	EUR	6,670	(51,261)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.60%	Pay	3-Month LIBOR	1/26/16	USD	6,300	(30,047)
5-Year Interest Rate Swap	Citibank N.A.	Call	1.40%	Pay	3-Month LIBOR	2/12/16	USD	12,000	(51,720)
7-Year Interest Rate Swap	Credit Suisse International	Call	0.53%	Pay	3-Month LIBOR	3/14/16	EUR	3,000	(22,136)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.50%	Pay	3-month LIBOR	3/17/16	USD	12,000	(390,936)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.60%	Pay	3-month LIBOR	3/17/16	USD	12,000	(454,509)
5-Year Interest Rate Swap	Citibank N.A.	Call	1.40%	Pay	3-Month LIBOR	3/23/16	USD	3,600	(16,601)
10-Year Interest Rate Swap	Credit Suisse International	Call	1.75%	Pay	3-Month LIBOR	1/09/17	USD	2,500	(32,946)
10-Year Interest Rate Swap	HSBC Bank USA	Call	1.75%	Pay	3-Month LIBOR	1/17/17	USD	3,300	(43,880)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.50%	Pay	3-Month LIBOR	2/13/17	USD	4,500	(41,787)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.90%	Pay	3-Month LIBOR	2/13/17	USD	6,900	(117,661)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.50%	Pay	3-Month LIBOR	2/17/17	USD	4,500	(41,926)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.10%	Pay	3-Month LIBOR	3/06/17	USD	1,800	(40,870)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.51%	Pay	3-Month LIBOR	4/09/18	USD	2,400	(99,799)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.79%	Receive	3-month LIBOR	11/17/15	USD	27,000	(181,851)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.60%	Receive	3-month LIBOR	3/17/16	USD	12,000	(30,134)
5-Year Interest Rate Swap	Citibank N.A.	Put	2.10%	Receive	3-Month LIBOR	8/20/15	USD	9,000	(17,087)
5-Year Interest Rate Swap	Citibank N.A.	Put	2.10%	Receive	3-Month LIBOR	8/20/15	USD	9,000	(17,087)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.60%	Receive	3-Month LIBOR	9/23/15	USD	5,000	(34,314)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.30%	Receive	3-Month LIBOR	10/30/15	USD	36,500	(106,454)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.70%	Receive	3-Month LIBOR	12/21/15	USD	5,000	(53,500)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.60%	Receive	3-Month LIBOR	1/20/16	USD	6,400	(99,739)
10-Year Interest Rate Swap	BNP Paribas SA	Put	2.55%	Receive	3-Month LIBOR	1/21/16	USD	27,700	(481,632)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	0.44%	Receive	3-Month LIBOR	1/22/16	EUR	6,680	(53,510)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.48%	Receive	3-Month LIBOR	1/22/16	EUR	6,650	(46,835)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	0.48%	Receive	3-Month LIBOR	1/22/16	EUR	6,670	(46,976)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.55%	Receive	3-Month LIBOR	1/22/16	EUR	10,000	(55,974)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.60%	Receive	3-Month LIBOR	1/26/16	USD	6,300	(100,833)
7-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	0.70%	Receive	3-Month LIBOR	3/10/16	EUR	3,000	(44,004)
7-Year Interest Rate Swap	Credit Suisse International	Put	0.53%	Receive	3-Month LIBOR	3/14/16	EUR	3,000	(64,965)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.90%	Receive	3-Month LIBOR	3/17/16	USD	12,000	(132,568)

BLACKROCK CORE BOND TRUST	MAY 31, 2015	20

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	As of May 31, 2015, OTC interest rate swaptions written were as follows (concluded):

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Citibank N.A.	Put	2.70%	Receive	3-Month LIBOR	3/21/16	USD	5,000	$(82,411)
5-Year Interest Rate Swap	Citibank N.A.	Put	0.50%	Receive	3-Month LIBOR	3/21/16	EUR	5,000	(41,935)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	0.60%	Receive	3-Month LIBOR	4/26/16	EUR	15,000	(109,908)
10-Year Interest Rate Swap	Credit Suisse International	Put	2.75%	Receive	3-Month LIBOR	1/09/17	USD	2,500	(78,796)
10-Year Interest Rate Swap	BNP Paribas SA	Put	3.50%	Receive	3-Month LIBOR	1/09/17	USD	9,300	(108,530)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.50%	Receive	3-Month LIBOR	1/09/17	USD	4,400	(51,348)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.55%	Receive	3-Month LIBOR	1/09/17	USD	15,000	(162,987)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	3.60%	Receive	3-Month LIBOR	1/09/17	USD	4,400	(44,496)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.70%	Receive	3-Month LIBOR	1/12/17	USD	1,000	(33,674)
10-Year Interest Rate Swap	HSBC Bank USA	Put	2.75%	Receive	3-Month LIBOR	1/17/17	USD	3,300	(105,339)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	2.75%	Receive	3-Month LIBOR	1/30/17	USD	6,800	(221,438)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Receive	3-Month LIBOR	1/30/17	USD	4,000	(130,258)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Receive	3-Month LIBOR	1/30/17	USD	2,000	(65,129)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Receive	3-Month LIBOR	1/30/17	USD	2,000	(65,129)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.70%	Receive	3-Month LIBOR	2/02/17	USD	2,000	(69,463)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.90%	Receive	3-Month LIBOR	2/13/17	USD	6,900	(191,974)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.50%	Receive	3-Month LIBOR	2/13/17	USD	3,000	(38,309)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.50%	Receive	3-Month LIBOR	2/17/17	USD	3,000	(38,783)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.10%	Receive	3-Month LIBOR	3/06/17	USD	1,800	(40,653)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.70%	Receive	3-Month LIBOR	1/08/18	USD	5,000	(92,364)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.51%	Receive	3-Month LIBOR	4/09/18	USD	2,400	(146,834)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	6.00%	Receive	3-Month LIBOR	2/03/22	USD	10,000	(105,858)
10-Year Interest Rate Swap	Bank of America N.A.	Put	6.00%	Receive	3-Month LIBOR	2/04/22	USD	10,000	(105,880)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	6.00%	Receive	3-Month LIBOR	2/11/22	USD	10,000	(106,210)
Total									$(7,108,434)

•	As of May 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.56%[1]	3-Month LIBOR	Chicago Mercantile	N/A	6/25/15	USD	41,800	$(4,929)
1.68%[1]	3-Month LIBOR	Chicago Mercantile	10/05/15[2]	11/30/19	USD	54,400	(143,727)
2.04%[1]	3-Month LIBOR	Chicago Mercantile	6/30/15[2]	12/31/21	USD	3,100	(31,802)
2.09%[1]	3-Month LIBOR	Chicago Mercantile	6/30/15[2]	12/31/21	USD	3,100	(32,937)
2.03%[1]	3-Month LIBOR	Chicago Mercantile	9/30/15[2]	4/30/22	USD	9,800	(27,497)
2.23%[3]	3-Month LIBOR	Chicago Mercantile	1/30/17[2]	1/30/25	USD	2,500	10,955
1.96%[3]	3-Month LIBOR	Chicago Mercantile	N/A	3/25/25	USD	1,200	(23,600)
2.02%[3]	3-Month LIBOR	Chicago Mercantile	N/A	3/25/25	USD	4,000	(55,820)
2.27%[3]	3-Month LIBOR	Chicago Mercantile	N/A	5/26/25	USD	2,000	15,072
2.50%[1]	3-Month LIBOR	Chicago Mercantile	N/A	5/27/25	USD	24,000	(484,445)

BLACKROCK CORE BOND TRUST	MAY 31, 2015	21

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	As of May 31, 2015, centrally cleared interest rate swaps outstanding were as follows (concluded):

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.26%[3]	3-Month LIBOR	Chicago Mercantile	N/A	5/29/25	USD	3,000	$21,674
2.23%[3]	3-Month LIBOR	Chicago Mercantile	6/01/15[2]	6/01/25	USD	2,500	11,185
2.35%[1]	3-Month LIBOR	Chicago Mercantile	6/30/15[2]	2/15/41	USD	1,600	78,453
2.35%[1]	3-Month LIBOR	Chicago Mercantile	6/30/15[2]	2/15/41	USD	1,700	82,319
2.62%[1]	3-Month LIBOR	Chicago Mercantile	6/30/15[2]	4/15/41	USD	3,000	(12,937)
2.38%[1]	3-Month LIBOR	Chicago Mercantile	N/A	4/24/45	USD	4,770	239,203
2.39%[1]	3-Month LIBOR	Chicago Mercantile	N/A	4/24/45	USD	4,780	(32,139)
2.42%[1]	3-Month LIBOR	Chicago Mercantile	N/A	4/24/45	USD	4,890	417,028
2.42%[1]	3-Month LIBOR	Chicago Mercantile	N/A	4/24/45	USD	4,560	186,087
Total							$212,143

[1]	Trust pays the fixed rate and receives the floating rate.
[2]	Forward swap.
[3]	Trust pays the floating rate and receives the fixed rate.

•	As of May 31, 2015, OTC credit default swaps – buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	2,800	$(7,097)	$1,791	$(8,888)
The New York Times Co.	1.00%	Barclays Bank PLC	12/20/16	USD	3,600	(44,485)	78,385	(122,870)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(9)	7	(16)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(9)	7	(16)
Total						$(51,600)	$80,190	$(131,790)

•	As of May 31, 2015, OTC credit default swaps – sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[4]	Notional Amount (000)[5]		Value	Premiums Received	Unrealized Appreciation
MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD	1,810	$19,365	$(38,918)	$58,282
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	1,460	15,620	(32,012)	47,632
MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD	550	5,884	(10,548)	16,432
MetLife, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	A-	USD	1,000	10,699	(21,340)	32,039
MetLife, Inc.	1.00%	Credit Suisse International	9/20/16	A-	USD	1,080	11,555	(25,896)	37,451
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	595	7,261	(13,495)	20,757
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD	575	6,979	(14,220)	21,199
Total							$77,363	$(156,429)	$233,792

[4]	Using S&P’s rating of the issuer.
[5]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK CORE BOND TRUST	MAY 31, 2015	22

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	As of May 31, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.00%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	3/23/17[2]	3/23/19	USD	5,000	$11,914	—	$11,914
0.00%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	9/26/17[2]	9/26/19	USD	21,000	60,599	—	60,599
0.00%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	1/30/17[2]	1/30/25	USD	2,500	19,966	—	19,966
0.00%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	5/19/25[2]	5/19/35	USD	5,000	(19,860)	—	(19,860)
0.00%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	5/21/25[2]	5/21/35	USD	2,500	(978)	—	(978)
Total							$71,641	—	$71,641

[1]	Trust pays the floating rate and receives the fixed rate.
[2]	Forward swap.

•	For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK CORE BOND TRUST	MAY 31, 2015	23

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, refer to the Trust's most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$94,220,472	$24,411,559	$118,632,031
Corporate Bonds	—	537,771,175	14,370,000	552,141,175
Foreign Agency Obligations	—	18,688,609	—	18,688,609
Municipal Bonds	—	24,471,331	—	24,471,331
Non-Agency Mortgage-Backed Securities	—	137,149,540	9	137,149,549
Preferred Securities	$13,805,708	97,180,827	—	110,986,535
U.S. Government Sponsored Agency Securities	—	96,334,714	427	96,335,141
U.S. Treasury Obligations	—	88,048,091	—	88,048,091
Short-Term Securities	141,176	—	—	141,176
Options Purchased:
Interest Rate Contracts	—	763,726	—	763,726

Total	$13,946,884	$1,094,628,485	$38,781,995	$1,147,357,364

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$233,792	—	$233,792
Foreign currency exchange contracts	—	740,887	—	740,887
Interest rate contracts	$709,775	1,154,455	—	1,864,230
Liabilities:
Credit contracts	—	(131,790)	—	(131,790)
Foreign currency exchange contracts	—	(1,248,161)	—	(1,248,161)
Interest rate contracts	$(387,291)	(7,979,105)	—	(8,366,396)

Total	$322,484	$(7,229,922)	—	$(6,907,438)

[1]	Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BLACKROCK CORE BOND TRUST	MAY 31, 2015	24

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face amount, including accrued interest, for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$341,836	—	—	$341,836
Cash pledged as collateral for centrally cleared swaps	3,836,720	—	—	3,836,720
Cash pledged as collateral for OTC derivatives	6,780,000	—	—	6,780,000
Cash pledged for financial futures contracts	1,401,450	—	—	1,401,450
Cash pledged for reverse repurchase agreements	2,544,000			2,544,000
Foreign currency at value	2,218,754	—	—	2,218,754
Liabilities:
Reverse repurchase agreements	—	$(363,134,805)	—	(363,134,805)

Total	$17,122,760	$(363,134,805)	—	$(346,012,045)

During the period ended May 31, 2015, there were no transfers between Level 1 and Level 2.

BLACKROCK CORE BOND TRUST	MAY 31, 2015	25

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2014	$6,755,839	$8,777,320	—	—	$15,533,159
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[1]	(6,237,350)	(2,409,020)	—	—	(8,646,370)
Accrued discounts/premiums	(153,166)	—	—	—	(153,166)
Net realized gain	(250,916)	(1,548,146)	$4	$2	(1,799,056)
Net change in unrealized appreciation (depreciation)[2]	(250,487)	174,520	9	427	(75,531)
Purchases[3]	24,557,677	13,099,326	—	—	37,657,003
Sales	(10,038)	(3,724,000)	(4)	(2)	(3,734,044)

Closing Balance, as of May 31, 2015	$24,411,559	$14,370,000	$9	$427	$38,781,995
Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2015[2]	$(250,487)	$(109,534)	$9	$427	$(359,585)

[1]	As of August 31, 2014, the Trust used significant unobservable inputs in determining the value of certain investments. As of May 31, 2015, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $8,676,370 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[2]	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments held as of May 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.
[3]	Includes investments acquired in the reorganization.

Certain of the Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could results in a significantly lower or higher value of such Level 3 instruments.

BLACKROCK CORE BOND TRUST	MAY 31, 2015	26

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Core Bond Trust

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Core Bond Trust

Date: July 23, 2015

By:	/s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Core Bond Trust

Date: July 23, 2015